Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended										5 Months Ended	0 Months Ended				12 Months Ended
	Dec. 31, 2013 Antitrust Lawsuits Defendant	Feb. 28, 2011 Direct Purchaser Class Action Cases direct_purchaser_class_action_case	Oct. 16, 2013 Individual Direct Purchaser Cases direct_purchaser_class_action_case	Apr. 11, 2013 Direct Purchaser and Indirect Purchaser Cases direct_purchaser_class_action_case	Dec. 30, 2011 Antitrust Lawsuits Canada Defendant direct_purchaser_class_action_case	Dec. 30, 2011 Antitrust Canada Lawsuits Punitive Damages	Oct. 22, 2013 Brazilian Value- Added Tax Matters	Jun. 21, 2013 Brazilian Value- Added Tax Matters	Feb. 01, 2013 Brazilian Value- Added Tax Matters	Dec. 17, 2012 Brazilian Value- Added Tax Matters	Dec. 18, 2012 Brazilian Value- Added Tax Matters	Oct. 04, 2012 Brazilian Value- Added Tax Matters	Dec. 22, 2011 Brazilian Value- Added Tax Matters	Apr. 16, 2009 Brazilian Value- Added Tax Matters	Nov. 30, 2012 Brazilian Value- Added Tax Matters	Jul. 03, 2013 Patent Infringement Claim	Feb. 14, 2013 Patent Infringement Claim	Feb. 01, 2013 Patent Infringement Claim	Jan. 24, 2012 Patent Infringement Claim patent	Dec. 31, 2012 Patent Infringement Claim
Contingencies [Line Items]
Number of defendants	20				13
Named as a defendant in pending cases		3	39	2	2
General and special damages					$ 100.0	$ 10.0	$ 0.3	$ 2.6	$ 0.2	$ 5.5	$ 0.6	$ 2.0	$ 3.1	$ 2.4	$ 1.7					$ 16.2
Damages awarded																	5		5
Number of patents infringed																			3
Pre-judgment interest requested																		0.7
Pre-judgment interest awarded																$ 0.5